Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
Segment information is prepared on the same basis that our Chief Operating Decision Maker (“CODM”) reviews financial information for operational decision-making purposes. We operate our business in two primary operating segments, wholesale and retail, both of which are included as reportable segments. No operating segments have been aggregated in identifying the two reportable segments. The Predecessor period was composed solely of wholesale activities and as such is excluded from presentation here.
We allocate shared revenues and costs to each segment based on the way our CODM measures segment performance. Partnership overhead costs, interest and other expenses not directly attributable to a reportable segment are allocated based on segment gross profit. Prior to 2015, these costs were allocated based on segment EBITDA.
We report EBITDA and Adjusted EBITDA by segment as a measure of segment performance. We define EBITDA as net income before net interest expense, income tax expense and depreciation, amortization and accretion expense. We define Adjusted EBITDA to include adjustments for non-cash compensation expense, gains and losses on disposal of assets, unrealized gains and losses on commodity derivatives and inventory fair value adjustments.
Wholesale Segment
Our wholesale segment purchases motor fuel primarily from independent refiners and major oil companies and supplies it to our retail segment, to independently-operated dealer stations under long-term supply agreements, and to distributors and other consumers of motor fuel. Also included in the wholesale segment are motor fuel sales to consignment locations and sales and costs related to processing transmix. We distribute motor fuels across more than 30 states throughout the East Coast and Southeast regions of the United States from Maine to Florida and from Florida to New Mexico, as well as Hawaii. Sales of fuel from our wholesale segment to our retail segment are delivered at cost plus a profit margin. These amounts are reflected in intercompany eliminations of motor fuel revenue and motor fuel cost of sales. Also included in our wholesale segment is rental income from properties that we lease or sublease.
Retail Segment
Our retail segment primarily operates branded retail convenience stores across more than 20 states throughout the East Coast and Southeast regions of the United States with a significant presence in Texas, Pennsylvania, New York, Florida, and Hawaii. These stores offer motor fuel, merchandise, foodservice, and a variety of other services including car washes, lottery, automated teller machines, money orders, prepaid phone cards and wireless services. These operations located in the continental United States are included in discontinued operations in the following segment information. The remaining retail segment includes the Partnership's ethanol plant, credit card services, franchise royalties, and its retail operations in Hawaii.
The following tables present financial information by segment for the years ended December 31, 2016 and 2015, and the Successor period from September 1, 2014 through December 31, 2014.
Segment Financial Data for the Year Ended December 31, 2016

	Wholesale Segment	Retail Segment	Intercompany Eliminations	Totals
	(in millions)
Revenue
Retail motor fuel	$—	$137		$137
Wholesale motor fuel sales to third parties	7,812	—		7,812
Wholesale motor fuel sales to affiliates	62	—		62
Merchandise	—	67		67
Rental income	76	11		87
Other	45	86		131
Intersegment sales	365	133	(498)	—
Total revenue	8,360	434	(498)	8,296
Gross profit
Retail motor fuel	—	17		17
Wholesale motor fuel	596	—		596
Merchandise	—	20		20
Rental and other	110	94		204
Total gross profit	706	131		837
Total operating expenses	390	276		666
Operating income (loss)	316	(145)		171
Interest expense, net	59	101		160
Income (loss) from continuing operations before income taxes	257	(246)		11
Income tax expense (benefit)	5	(67)		(62)
Income (loss) from continuing operations	252	(179)		73
Income (loss) from discontinued operations, net of income taxes	—	(479)		(479)
Net income (loss) and comprehensive income (loss)	$252	$(658)		$(406)
Depreciation, amortization and accretion (1)	94	225		319
Interest expense, net (1)	59	130		189
Income tax expense (benefit) (1)	5	(36)		(31)
EBITDA	410	(339)		71
Non-cash compensation expense (1)	6	7		13
Loss (gain) on disposal of assets and impairment charges (1)	(3)	683		680
Unrealized gain on commodity derivatives (1)	5	—		5
Inventory fair value adjustments (1)	(98)	(6)		(104)
Adjusted EBITDA	$320	$345		$665
Capital expenditures (1)	$112	$327		$439
Total assets (1)	$3,201	$5,500		$8,701
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(1)	Includes amounts from discontinued operations.

Segment Financial Data for the Year Ended December 31, 2015

	Wholesale Segment	Retail Segment	Intercompany Eliminations	Totals
	(in millions)
Revenue
Retail motor fuel	$—	$152		$152
Wholesale motor fuel sales to third parties	10,104	—		10,104
Wholesale motor fuel sales to affiliates	20	—		20
Merchandise	—	56		56
Rental income	52	29		81
Other	28	97		125
Intersegment sales	259	124	(383)	—
Total revenue	10,463	458	(383)	10,538
Gross profit
Retail motor fuel	—	35		35
Wholesale motor fuel	384	—		384
Merchandise	—	16		16
Rental and other	74	127		201
Total gross profit	458	178		636
Total operating expenses	332	121		453
Operating income (loss)	126	57		183
Interest expense, net	54	12		66
Income (loss) from continuing operations before income taxes	72	45		117
Income tax expense (benefit)	4	—		4
Income (loss) from continuing operations	68	45		113
Income (loss) from discontinued operations, net of income taxes	—	81		81
Net income (loss) and comprehensive income (loss)	$68	$126		$194
Depreciation, amortization and accretion (1)	68	210		278
Interest expense, net (1)	55	33		88
Income tax expense (1)	4	48		52
EBITDA	195	417		612
Non-cash compensation expense (1)	4	4		8
Loss (gain) on disposal of assets (1)	1	(2)		(1)
Unrealized gain on commodity derivatives (1)	2	—		2
Inventory fair value adjustments (1)	78	20		98
Adjusted EBITDA	$280	$439		$719
Capital expenditures (1)	$65	$426		$491
Total assets (1)	$2,926	$5,916		$8,842
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(1)	Includes amounts from discontinued operations.

Segment Financial Data for the Successor Period from September 1, 2014 through December 31, 2014

	Wholesale Segment	Retail Segment	Intercompany Eliminations	Totals
	(in millions)
Revenue
Retail motor fuel	$—	$8		$8
Wholesale motor fuel sales to third parties	4,235	—		4,235
Wholesale motor fuel sales to affiliates	—	—		—
Merchandise	—	2		2
Rental income	15	10		25
Other	(2)	23		21
Intersegment sales	110	45	(155)	—
Total revenue	4,358	88	(155)	4,291
Gross profit
Retail motor fuel	—	3		3
Wholesale motor fuel	21	—		21
Merchandise	—	—		—
Rental and other	20	33		53
Total gross profit	41	36		77
Total operating expenses	104	34		138
Operating income (loss)	(63)	2		(61)
Interest expense, net	3	7		10
Income (loss) from continuing operations before income taxes	(66)	(5)		(71)
Income tax expense (benefit)	68	(20)		48
Income (loss) from continuing operations	(134)	15		(119)
Income (loss) from discontinued operations, net of income taxes	—	66		66
Net income (loss) and comprehensive income (loss)	$(134)	$81		$(53)
Depreciation, amortization and accretion (1)	25	61		86
Interest expense, net (1)	2	9		11
Income tax expense (1)	68	12		80
EBITDA	(39)	163		124
Non-cash compensation expense (1)	1	4		5
Gain on disposal of assets (1)	—	(1)		(1)
Unrealized gain on commodity derivatives (1)	(1)	—		(1)
Inventory fair value adjustments (1)	177	28		205
Adjusted EBITDA	$138	$194		$332
Capital expenditures (1)	$5	$149		$154
Total assets	$843	$7,930		$8,773

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(1)	Includes amounts from discontinued operations.